Goodwill - Schedule of movement in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in goodwill [abstract]
Carrying Amount - Beginning of fiscal year	$ 1,350,645	$ 2,104,368
Impairment loss	0	(748,712)
Foreign currency translation	(1,410)	(5,011)
Carrying Amount - End of fiscal year	$ 1,349,235	$ 1,350,645